Promissory notes receivable (Details) € in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 EUR (€)	May 31, 2019 CAD ($)
Disclosure of detailed information about promissory notes receivable
Additions		$ 167,859
Disposal / Impairment		(128,659)
Balance at the end of the year		39,200
Promissory notes receivable
Disclosure of detailed information about promissory notes receivable
Impairment of promissory note receivable	€ 4,600	0
Promissory note due on September 6, 2023
Disclosure of detailed information about promissory notes receivable
Additions		59,098
Disposal / Impairment		$ (59,098)
Promissory notes receivable interest (as percent)	12.00%	12.00%
Promissory note due on September 24, 2023
Disclosure of detailed information about promissory notes receivable
Additions		$ 55,000
Disposal / Impairment		$ (55,000)
Promissory notes receivable interest (as percent)	12.00%	12.00%
Promissory note due on October 15, 2019
Disclosure of detailed information about promissory notes receivable
Additions		$ 39,000
Balance at the end of the year		$ 39,000
Promissory notes receivable interest (as percent)	3.00%	3.00%
Promissory note due on October 11, 2021
Disclosure of detailed information about promissory notes receivable
Additions		$ 7,952
Disposal / Impairment		$ (7,952)
Promissory notes receivable interest (as percent)	3.25%	3.25%
Promissory note due on October 31, 2023
Disclosure of detailed information about promissory notes receivable
Additions		$ 6,609
Disposal / Impairment		$ (6,609)
Promissory notes receivable interest (as percent)	12.00%	12.00%
Promissory note with Interest free due on May 1, 2020
Disclosure of detailed information about promissory notes receivable
Additions		$ 200
Balance at the end of the year		$ 200